Equity accounted investments - ORYX GTL Limited (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Significant events and transactions
Cash and cash equivalents	R 41,050	R 45,383
Total assets	359,555	364,980
Non-current liabilities	132,508	150,957
Tax payable	636	1,108	R 1,876
Summarised income statement
Turnover	249,096	275,111	289,696
Depreciation and amortisation	(14,002)	(15,644)	(16,491)
Other operating expenses	(8,711)	(13,854)	(9,023)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	18,819	(27,305)	21,520
Finance income	2,925	3,226	2,253
Finance costs	(9,462)	(10,427)	(9,259)
Earnings/(loss) before tax	12,282	(34,506)	14,514
Taxation	(4,556)	(9,739)	(5,181)
Earnings/(loss) for the year	7,726	(44,245)	9,333
Reconciliation of summarised financial information
Earnings before tax for the year	12,282	(34,506)	14,514
Taxation	(4,556)	(9,739)	(5,181)
Dividends paid	(233)	(7,850)	(14,187)
Carrying value of equity accounted investment	12,959	14,742
ORYX GTL
Significant events and transactions
Non-current assets	17,784	14,985
Deferred tax asset	490	1,218
Cash and cash equivalents	861	1,147
Other current assets	6,833	6,416
Total assets	25,968	23,766
Non-current liabilities	6,602	778
Current liabilities	1,350	1,807
Tax payable	608
Total liabilities	8,560	2,585
Net assets	17,408	21,181	21,824
Summarised income statement
Turnover	14,475	10,871
Depreciation and amortisation	(3,316)	(2,106)
Other operating expenses	(7,728)	(5,263)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,431	3,502
Finance income	49	178
Finance costs	(189)	(46)
Earnings/(loss) before tax	3,291	3,634
Taxation	(1,357)	(1,286)
Earnings/(loss) for the year	1,934	2,348
The Group's share of profits of equity accounted investment	948	1,151
Share of profit before tax	1,613	1,781
Taxation	(665)	(630)
Reconciliation of summarised financial information
Net assets at the beginning of the year	21,181	21,824
Earnings before tax for the year	3,291	3,634
Taxation	(1,357)	(1,286)
Foreign exchange differences	(440)	(767)
Dividends paid	(5,267)	(2,224)
Net assets at the end of the year	17,408	21,181	R 21,824
Carrying value of equity accounted investment	R 8,530	R 10,379
Share of pre-tax profits (as a percent)	49.00%	49.00%
Dividends declared and received from joint ventures	R 5,300	R 2,200